LIQUIDITY (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Feb. 26, 2021	Jun. 30, 2020
Net income	$ 406,023	$ 2,147,049	$ 6,747,435	$ 2,470,882
Net cash used in operations	1,296,424	$ 1,657,013	4,231,439	4,019,560
Working capital deficit	5,587,540		2,167,058
Accumulated deficit	39,894,173		39,488,150	$ 32,740,715
Proceeds from offering	8,200,000		$ 8,100,000
Proceeds from issuance of preffeed stock	4,500,000
Subsequent Event [Member]
Amount of investment by shareholders in form of newly designated Series C Convertible Preferred Stock	$ 4,500,000				$ 4,500,000
PPP/CARES Act program [Member]
Loan amont						$ 1,410,270